Summary of Significant Accounting Policies (Details 1) (USD $)	7 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2013	Dec. 31, 2012
Net income (loss) for basic earnings per share	$ (1,156)	[1],[2]	$ 170,351	$ (4,383)	[1],[2]
Basic weighted average number of shares	14,295,836		14,960,976	14,295,836
Net income (loss) per share - basic	$ 0.00		$ 0.01	$ 0.00
Net income (loss) for diluted earnings per share	$ (1,156)		$ 170,351	$ (4,383)
Diluted weighted average number of shares	14,295,836		14,960,976	14,295,836
Net loss per share - diluted	$ 0.00		$ 0.01	$ 0.00

[1]	Represents the combined statements of operations of Macau Resources Group Limited and the Operations of the Hung Lei VIP Club
[2]	Represents the combined statements of Cash Flows of Macau Resources Group Limited and the Operations of the Hung Lei VIP Club